CONSOLIDATED FINANCIAL STATEMENT DETAILS - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Accrued payroll and related		$ 4,804				$ 13,103
Accrued cost of revenue		4,091				1,886
Accrued other expenses		3,970				5,552
Sales and other taxes payable		2,813				1,621
Finance Lease Obligation		115
Finance Lease Obligation						191	$ 528	$ 641	$ 504
Total accrued liabilities	$ 15,850	$ 15,793	$ 14,590	$ 15,660	$ 11,676	$ 22,353